Antonio Aliberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
AUG 0 1 2007
1086

August 1, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS

001-33636

PROCESSED
AUG 0 6 2007
THOMSON FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JPMORGAN CHASE CAPITAL XXIV, JPMorgan Chase Capital XXIV 6.875% Capital Securities, Series X (and Guarantee by JPMorgan Chase & Co. with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 1, 2007. Tentative listing date – August 3, 2007.

Sincerely,

07073868

END